1940 Act
Rule 30b2-1

VIA EDGAR

September 8, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Nassau Life Separate Account C

File No. 811-02268, CIK 0000048203

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners a report for the underlying management investment company below. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the investment company below filed a report on Form N-CSRS with the Securities and Exchange Commission on the date indicated. This filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
Virtus Variable Insurance Trust	0000792359	2021-09-03

/s/	William Moorcroft
William Moorcroft
Chief Compliance Officer
Nassau Life Insurance Company